Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit

	Turkcell Turkey		Turkcell International		Techfin		Other		Intersegment Eliminations		Consolidated
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Total segment revenue	27,223,543	22,822,872	3,750,081	2,542,410	1,075,742	845,189	4,930,019	3,603,236	(1,058,843)	(709,969)	35,920,542	29,103,738
Inter-segment revenue	(175,173)	(135,542)	(99,353)	(87,955)	(61,846)	(14,202)	(722,471)	(472,270)	1,058,843	709,969	—	—
Revenues from external customers	27,048,370	22,687,330	3,650,728	2,454,455	1,013,896	830,987	4,207,548	3,130,966	—	—	35,920,542	29,103,738
Adjusted EBITDA	12,167,845	10,283,439	1,828,333	1,169,488	638,946	507,164	401,086	338,188	(22,397)	(27,981)	15,013,813	12,270,298
IFRS 9 impairment loss provision	(251,870)	(295,978)	(7,785)	(2,845)	(10,436)	(50,356)	(1,071)	(416)	—	—	(271,162)	(349,595)

	Turkcell Turkey		Turkcell International		Techfin		Other		Intersegment Eliminations		Consolidated
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Total segment revenue	22,822,872	19,954,368	2,542,410	2,002,789	845,189	1,144,023	3,603,236	2,661,444	(709,969)	(625,489)	29,103,738	25,137,135
Inter-segment revenue	(135,542)	(134,016)	(87,955)	(94,703)	(14,202)	(840)	(472,270)	(395,930)	709,969	625,489	—	—
Revenues from external customers	22,687,330	19,820,352	2,454,455	1,908,086	830,987	1,143,183	3,130,966	2,265,514	—	—	29,103,738	25,137,135
Adjusted EBITDA	10,283,439	8,626,020	1,169,488	903,896	507,164	660,962	338,188	267,656	(27,981)	(32,115)	12,270,298	10,426,419
IFRS 9 impairment loss provision	(295,978)	(223,879)	(2,845)	(5,109)	(50,356)	(363)	(416)	(109,506)	—	—	(349,595)	(338,857)

5.    Segment information (continued)

	2021	2020	2019
Profit for the period	5,031,278	4,239,620	3,276,690
Add/(Less):

(Profit)/loss from discontinued operations	—	—	(772,436)

Profit from continuing operations	5,031,278	4,239,620	2,504,254
Income tax expense	(490,184)	387,193	785,630
Finance income	(3,592,026)	(2,119,483)	(297,450)
Finance costs	6,492,878	3,251,164	2,025,118
Other income	(249,793)	(96,585)	(140,705)
Other expenses	619,837	619,835	487,295
Depreciation and amortization	7,291,913	5,974,779	5,046,565
Share of profit/(loss) of equity accounted investees	(90,090)	13,775	15,712
Consolidated adjusted EBITDA	15,013,813	12,270,298	10,426,419

Summary of Geographical Information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	2021	2020	2019
Revenues
Turkey	32,269,797	26,648,183	23,229,046
Ukraine	2,832,145	1,800,983	1,322,116
Belarus	508,289	395,363	366,314
Turkish Republic of Northern Cyprus	290,498	229,652	209,109
Netherlands	19,813	28,863	8,396
Germany	—	694	2,154
	35,920,542	29,103,738	25,137,135

	31 December	31 December
	2021	2020
Non-current assets
Turkey	31,970,383	26,165,209
Ukraine	6,566,537	3,390,246
Belarus	493,213	264,864
Turkish Republic of Northern Cyprus	268,760	244,710
Unallocated non-current assets	1,872,144	849,992
	41,171,037	30,915,021